STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Assumptions for Stock Options

For the Years Ended December 31,
	2016	2015
Risk free interest rate	0.58% – 1.90%	0.54% – 2.28%
Expected term in years	2.0 – 10.0	2.0 – 10.0
Dividend yield	—	—
Volatility of common stock	99.01% – 105.08%	79.66% – 99.31%
Estimated annual forfeitures	—	—

Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2014	7,784,507	$0.85	5.44
Granted	367,500	$0.41	5.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	8,152,007	$0.85	5.36	$6,000
Exercisable at December 31, 2015	5,006,675	$0.94	4.65	$1,500

Weighted average fair value of options granted during the year ended December 31, 2015		$0.26

Balance at December 31, 2015	8,152,007	$0.85	5.36
Granted	301,000	$0.22	5.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(257,500)	$1.88	—
Outstanding at December 31, 2016	8,195,507	$0.82	4.71	$—
Exercisable at December 31, 2016	5,107,679	$0.92	4.12	$—

Weighted average fair value of options granted during the year ended December 31, 2016		$0.15

Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2014	2,145,833	$1.03	7.65
Granted	620,000	$0.79	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	2,765,833	$0.98	7.28	$900
Exercisable at December 31, 2015	1,377,501	$1.15	6.6	$900

Weighted average fair value of options granted during the year ended December 31, 2015		$0.76

Balance at December 31, 2015	2,765,833	$0.98	7.28
Granted	715,000	$0.37	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	3,480,833	$0.86	6.93	$—
Exercisable at December 31, 2016	2,812,500	$0.98	6.31	$—

Weighted average fair value of options granted during the year ended December 31, 2016		$0.29

Non-Employee, Non-Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

A summary of options issued to non-employees, non-directors under the 2007 Plan and changes during the year ended December 31, 2016 and 2015 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2014	270,00	$1.21	1.2
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(250,000)	$—	—
Outstanding at December 31. 2015	20,000	$1.18	2.75	$—
Exercisable at December 31, 2015	20,000	$1.182	2.75	$—

Weighted average fair value of options granted during the year ended December 31, 2015		N/A

Balance at December 31, 2015	20,000	$1.18	2.75
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	20,000	$1.189	1.75	$—
Exercisable at December 31, 2016	20,000	$1.18	1.75	$—

Weighted average fair value of options granted during the year ended December 31, 2016		N/A

Warrants Issued for Settlement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at December 31, 2014	350,000	$0.63	2.7
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2015	350,000	$0.63	1.7
Exercisable at December 31, 2015	350,000	$0.63	1.7

Weighted average fair value of warrants granted during the year ended December 31, 2015		N/A

Balance at December 31, 2015	350,000	$0.63	1.7
Granted	250,000	$0.37	5.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	600,000	$0.52	2.3
Exercisable at December 31, 2016	600,000	$0.52	2.3

Weighted average fair value of warrants granted during the year ended December 31, 2016		$0.28

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity

A summary of warrants issued for cash or services and changes during the years ended December 31, 2016 and 2015 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at December 31, 2014	5,746,370	$1.71	2.63
Granted	4,832,134	$1.72	2.76
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(236,200)	$1.60	—
Outstanding at December 31, 2015	10,342,304	$1.73	1.68
Exercisable at December 31, 2015	10,342,304	$1.73	1.68

Weighted average fair value of warrants granted during the year ended December 31, 2015		$0.37

Balance at December 31, 2015	10,342,304	$1.73	1.68
Granted	4,791,260	$1.93	2.5
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2016	15,133,564	$1.77	1.27
Exercisable at December 31, 2016	15,066,898	$1.78	1.24

Weighted average fair value of warrants granted during the year ended December 31, 2016		$0.26